Income tax expense - Summary of income tax expense (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Major components of tax expense (income)
Current income tax expense	₺ (8,614,543)	₺ (4,322,773)	₺ (1,290,850)
Deferred income tax expense	(4,784,299)	(2,046,491)	10,127,383
Total income tax expense	₺ (13,398,842)	₺ (6,369,264)	₺ 8,836,533